PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 251,660	$ 245,271
Less: Accumulated depreciation	(34,555)	(23,829)
Property plant and equipment Net	217,105	221,442
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	183,754	182,320
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	20,175	16,329
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	3,305	2,747
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	7,005	6,454
Land [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 37,421	$ 37,421